Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	29.37%	29.59%	31.99%
Risk-free interest rate	0.75%	2.04%	1.97%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	5 years 6 months 29 days	5 years 10 months 2 days	5 years 8 months 16 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	32.04%	23.94%	20.20%
Risk-free interest rate	0.09%	0.14%	0.16%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 months	6 months	6 months